Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

	2023	2022
	$	$
Trade receivables	74,409	36,298
Due from processing banks	21,403	19,133
Other receivables	9,943	5,797
Total	105,755	61,228